Notes Payable (Notes)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTES PAYABLE

Convertible Notes Payable
$550,000 Note Payable:
On February 3, 2012, the Company issued a senior secured promissory note in the principal amount of $550,000 less an original issuance discount (OID) of $50,000. The holders were permitted to convert the outstanding principal amount of the note at a conversion price of 90% of the closing price of the Company's common stock. Upon initial recording of the note, the Company determined that the embedded conversion option (ECO) required bifurcation from the host instrument and classification as a liability at fair value. The initial fair value of the ECO of $12,151 was subsequently remeasured at fair value each reporting period. The allocation of proceeds from the note resulted in an initial carrying value of the principal of $484,349, consisting of the $550,000 face value of the note less the $50,000 OID, $3,500 in lender fees, and $12,151 allocated to the ECO, or a total discount of $65,651. The discount is subject to amortization, through charges to interest expense, over the term to maturity or conversion using the effective interest method. Approximately $5,800 of the discount and $1,877 of loan acquisition costs were amortized as interest expense for the twelve months ended December 31, 2013.

From October 2012 through December 2012, the holders of this promissory note converted $437,850 of note value into 2,069,439 shares of common stock at an average conversion rate of $.21 per share. On February 4, 2013, the Company satisfied all of its remaining obligations under this note when the noteholders converted the final balance owed of $112,150 into 773,983 shares of common stock at an average conversion rate of $.145 per share.

$75,000 Notes Payable:
On May 4, 2012, the Company issued an unsecured 30-day promissory note to two of its existing shareholders in the principal amount of $75,000. In June 2012, the note was extended until December 4, 2012 and the parties agreed that the noteholders could convert the note at any time on or before the maturity date into shares of common stock at a conversion price equal to the lower of (i) $5.00 per share or (ii) 90% of the then market price based on a volume weighted average price per share of the Company's common stock for the ten trading days prior to the conversion date. Upon initial recording of the note, the Company determined that the embedded conversion option (ECO) required bifurcation from the host instrument and classification as a liability at fair value. The initial fair value of the ECO of $15,625 was subsequently remeasured at fair value each reporting period. The note bore interest at a rate of 8% per annum. The noteholders did not elect to convert this note and the Company was not able to pay the balance owed upon its maturity on December 4, 2012. Therefore, the conversion feature expired and the note was in default bearing interest at the default rate of 18% per annum. On August 15, 2013, the Company satisfied all of its remaining obligations under this note when the noteholders converted the $75,000 in principal, plus $12,366 of accrued interest, into 349,464 shares of common stock and a like number of warrants on the same terms and conditions as other investors in its 2013 Private Placement discussed in Note 8. The Company recorded a $93,482 loss on the exchange of the promissory note for shares in the Company's consolidated statements of operations during the twelve months ended December 31, 2013.

Bridge Bank Credit Agreement
On March 1, 2013, the Company entered into a secured credit facility agreement with Bridge Bank, N.A. of San Jose, California. Pursuant to this agreement, the Company may submit requests for funding up to 80% of its eligible accounts receivable up to a maximum total outstanding advanced amount of $1.5 million. This agreement is secured by the Company's accounts receivable and substantially all of the Company's other assets. The agreement renews annually and requires the Company to pay an annual facility fee of $5,000 (0.5% of the credit facility) and an annual due diligence fee of $1,000. Interest accrues on the advances at the prime plus 2% per annum. The default rate of interest is prime plus 7%. As of December 31, 2014, the Company had no advances outstanding under this agreement. The Company incurred $37,301 in costs related to this loan acquisition, including the fair value of warrants issued of $7,209 during the twelve months ended December 31, 2013. The Company incurred $6,000 in costs related to this loan acquisition during the twelve months ended December 31, 2014. These costs have been capitalized in the Company's consolidated balance sheet as loan acquisition costs within other current assets and are being amortized to interest expense over one year. The Company amortized $10,217 and $26,084 of these costs through interest expense during the twelve months ended December 31, 2014 and 2013, respectively.

Brian Brady Promissory Notes
On April 11, 2013 and May 22, 2013, the Company entered into unsecured loan agreements with Brian W. Brady, a director of the Company. Pursuant to these agreements, the Company received short-term loans totaling $750,000 due on May 31, 2013. The notes bore interest at 7% per annum with a default rate of interest at 12% based on a 360-day year. On May 31, 2013, the Company signed an extension and conversion agreement that extended the maturity date to August 31, 2013. Additionally, the parties agreed to allow these notes and all accrued interest thereon to be converted into equity upon closing of the next private placement on the same terms and conditions that will be applicable to other investors in the private placement. In consideration for the extension and conversion agreement, the Company issued Mr. Brady a warrant to purchase 1,000,000 shares of the Company's common stock at $0.25 per share for a period of five years. The Company also agreed that upon the first closing of its next private placement it would issue Mr. Brady an additional warrant to purchase 3,187,500 shares of the Company's common stock at $0.25 per share for a period of five years and 1,687,500 restricted stock to be issued upon the earlier of two years after the closing or completion of a transaction resulting in a change of control of the Company. The Company accounted for the extension and conversion agreement associated with these loans as a substantial modification on May 31, 2013 (see Note 6 under Convertible Notes-Carried at Fair Value).

On June 7, June 14, July 25 and August 12, 2013, the Company entered into additional unsecured loan agreements with Mr. Brady. Pursuant to these agreements, the Company received short-term loans totaling $520,000 due on August 31, 2013. The notes bore interest at 7% per annum with a default rate of interest at 12% based on a 360-day year.

On August 15, 2013, Mr. Brady converted the $1,270,000 of total principal, plus $19,252 of accrued interest, into 5,157,008 shares of common stock on the same terms and conditions as were applicable to the other investors in the 2013 Private Placement discussed in Note 8. There were no further amounts owed to Mr. Brady after the conversion.

During the twelve months ended December 31, 2013, interest expense on all the notes amounted to $22,397. Direct finance costs allocated to the embedded derivatives were expensed in full upon issuance of the notes. Direct finance costs allocated to the notes are subject to amortization, through charges to interest expense, using the effective interest method. During the twelve months ended December 31, 2014 and 2013, interest expense related to the amortization of finance costs amounted to $10,217 and $27,961, respectively.